INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
Schedule of Inventories
	As of September 30,
	2024	2025
	HK$	HK$
Spare parts and other materials	3,539,223	3,455,213
Work-in-progress	44,074,158	22,315,068
	47,613,381	25,770,281